OPERATING SEGMENTS - Segment information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales		$ 13,766	$ 13,457
Earnings before finance costs and income taxes		1,016	1,090
Depreciation and amortization		530	493
EBITDA		1,546	1,583
(Earnings) loss from associates and joint ventures		39	66
Total assets		17,942	16,963
Additions to non-current assets	[1]	1,103	1,020
External [member]
Disclosure of operating segments [line items]
Sales		13,766	13,457
Inter-segment [member]
Disclosure of operating segments [line items]
Sales		0	0
Operating segments [member] | Retail business unit [member]
Disclosure of operating segments [line items]
Sales		12,103	11,766
Earnings before finance costs and income taxes		890	817
Depreciation and amortization		289	274
EBITDA	[2]	1,179	1,091
(Earnings) loss from associates and joint ventures		9	6
Total assets		10,238	9,482
Additions to non-current assets	[1]	462	435
Operating segments [member] | Retail business unit [member] | External [member]
Disclosure of operating segments [line items]
Sales		12,056	11,723
Operating segments [member] | Retail business unit [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		47	43
Operating segments [member] | North America segment [member]
Disclosure of operating segments [line items]
Sales		9,921	9,608
Earnings before finance costs and income taxes		716	676
Depreciation and amortization		273	249
EBITDA	[2]	989	925
(Earnings) loss from associates and joint ventures		7	4
Total assets		8,668	8,144
Additions to non-current assets	[1]	423	405
Operating segments [member] | North America segment [member] | External [member]
Disclosure of operating segments [line items]
Sales		9,874	9,565
Operating segments [member] | North America segment [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		47	43
Operating segments [member] | International segment [Member]
Disclosure of operating segments [line items]
Sales		2,182	2,158
Earnings before finance costs and income taxes		174	141
Depreciation and amortization		16	25
EBITDA	[2]	190	166
(Earnings) loss from associates and joint ventures		2	2
Total assets		1,570	1,338
Additions to non-current assets	[1]	39	30
Operating segments [member] | International segment [Member] | External [member]
Disclosure of operating segments [line items]
Sales		2,182	2,158
Operating segments [member] | International segment [Member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		0	0
Operating segments [member] | Wholesale segment [Member]
Disclosure of operating segments [line items]
Sales		2,359	2,428
Earnings before finance costs and income taxes		417	501
Depreciation and amortization		222	203
EBITDA	[2]	639	704
(Earnings) loss from associates and joint ventures		30	61
Total assets		6,964	6,961
Additions to non-current assets	[1]	633	580
Operating segments [member] | Wholesale segment [Member] | External [member]
Disclosure of operating segments [line items]
Sales		1,710	1,734
Operating segments [member] | Wholesale segment [Member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		649	694
Operating segments [member] | Nitrogen segment [member]
Disclosure of operating segments [line items]
Sales		1,009	1,144
Earnings before finance costs and income taxes		209	329
Depreciation and amortization		79	75
EBITDA	[2]	288	404
(Earnings) loss from associates and joint ventures		0	0
Total assets		2,330	1,812
Additions to non-current assets	[1]	313	444
Operating segments [member] | Nitrogen segment [member] | External [member]
Disclosure of operating segments [line items]
Sales		755	860
Operating segments [member] | Nitrogen segment [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		254	284
Operating segments [member] | Potash segment [member]
Disclosure of operating segments [line items]
Sales		519	419
Earnings before finance costs and income taxes		105	10
Depreciation and amortization		113	99
EBITDA	[2]	218	109
(Earnings) loss from associates and joint ventures		0	0
Total assets		3,629	3,666
Additions to non-current assets	[1]	46	70
Operating segments [member] | Potash segment [member] | External [member]
Disclosure of operating segments [line items]
Sales		386	280
Operating segments [member] | Potash segment [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		133	139
Operating segments [member] | Phosphate segment [member]
Disclosure of operating segments [line items]
Sales		237	289
Earnings before finance costs and income taxes		4	23
Depreciation and amortization		17	16
EBITDA	[2]	21	39
(Earnings) loss from associates and joint ventures		0	0
Total assets		303	808
Additions to non-current assets	[1]	226	46
Operating segments [member] | Phosphate segment [member] | External [member]
Disclosure of operating segments [line items]
Sales		115	148
Operating segments [member] | Phosphate segment [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		122	141
Operating segments [member] | Wholesale other segment [member]
Disclosure of operating segments [line items]
Sales		594	576
Earnings before finance costs and income taxes		99	139
Depreciation and amortization		13	13
EBITDA	[2]	112	152
(Earnings) loss from associates and joint ventures		30	61
Total assets		702	675
Additions to non-current assets	[1]	48	20
Operating segments [member] | Wholesale other segment [member] | External [member]
Disclosure of operating segments [line items]
Sales		454	446
Operating segments [member] | Wholesale other segment [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales		140	130
Other [member]
Disclosure of operating segments [line items]
Sales	[3]	(696)	(737)
Earnings before finance costs and income taxes	[3]	(291)	(228)
Depreciation and amortization	[3]	19	16
EBITDA	[2],[3]	(272)	(212)
(Earnings) loss from associates and joint ventures	[3]	0	(1)
Total assets	[3]	740	520
Additions to non-current assets	[1],[3]	8	5
Other [member] | External [member]
Disclosure of operating segments [line items]
Sales	[3]		0
Other [member] | Inter-segment [member]
Disclosure of operating segments [line items]
Sales	[3]	$ (696)	$ (737)

[1]	Additions to non-current assets include property, plant and equipment, intangibles and goodwill.
[2]	EBITDA is net earnings (loss) before finance costs, income taxes, depreciation and amortization, and net earnings (loss) from discontinued operations.
[3]	Non-cash s hare-based payments expense of $ 69 -million ( 2016 – $ 55 -million) is recorded in our Other segment.